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               [LETTERHEAD OF SUTHERLAND, ASBILL & BRENNAN LLP]


                                 April 6, 1999


VIA EDGARLINK
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U.S. Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Re:  Lincoln National Variable Annuity Account H
     File No. 333-18419
     Filing Pursuant to Rule 497(j)
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Commissioners:

On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln National Variable Annuity Account H (the "Account"), we hereby certify, pursuant to paragraph (j) of rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information ("SAI") being used in connection with certain deferred variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 3 for the Account filed on March 30, 1999.

If you have any questions, please contact the undersigned at (202) 383-0314 or Terrence Davis at (202) 383-0202.

Sincerely,

/s/ Kimberly J. Smith

Kimberly J. Smith

cc:  Steven Kluever
     Terrence Davis